RELATED PARTY NOTE PAYABLE AND RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
RELATED PARTY NOTE PAYABLE AND RELATED PARTY TRANSACTIONS

NOTE 5 – RELATED PARTY NOTE PAYABLE AND RELATED PARTY TRANSACTIONS

For the year ended December 31, 2016, the Company received loans from Charles A. Ross, the Company’s Chief Executive Officer (“CEO”), totaling $221,155. The balance on December 31, 2020 was $4,526. During the nine months ended September 30, 2021, the company received an additional $2,000 and repaid $0 of these loans resulting in a balance on September 30, 2021 of $6,526. These loans are due on demand and carry no interest.

During the year ended December 31, 2018, the Company entered into several convertible debt instruments with stockholders in the amount of $270,000, for a total of $345,000. Since public trading of the Company’s common stock began in 2018, the Company determined a Beneficial Conversion Discount, which is when the conversion price of a convertible instrument is below the per share fair value of the underlying stock into which it is convertible, of $270,000 applied to the 2018 sales the Convertible Debentures (as defined in Note 8 below). The discount reduced the liability balance of the debentures to $0 when the debentures were issued and recorded the proceeds of the sale as Additional paid in Capital. The discount was amortized over the three-year term of the debentures. During the three months ended September 30, 2021, debentures with a face amount of $205,000 plus accrued interest was converted to equity. The discounted balance of Convertible Debentures as of September 30, 2021 was $0.

During the year ended December 31, 2018, holders of convertible debentures exercised their rights to convert the debt of $2,060,000 and accrued interest of $280,529 to 4,681,058 shares of Common Stock. Of the total amount borrowed under the convertible debt and exercise of warrants, $2,664,787 was loaned to American Rebel, Inc., the Company’s former majority stockholder and now the Company’s wholly owned subsidiary, as a working capital loan to pay its operating expenses including legal, accounting, product development, brand expansion, and marketing costs. This loan is eliminated in consolidation.

During the current year through September 30, 2021, the Company entered into a Bridge Loan Agreement dated April 9, 2021, with Ronald Smith, our Chief Operating Officer. The Bridge Loan Agreement bears 8% interest per annum and matures in 180 days. If the Company fails to raise at least $2,000,000 of additional capital through a capital campaign, then the maturity date shall be extended by thirty-six (36) months. Mr. Smith received 2,000,000 warrants to purchase the same number of shares of common stock of the Company at $0.10 per share with an exercise period of five years.

During the current year through September 30, 2021, our COO, Mr. Smith, advanced $100,000 to our primary manufacturer to purchase raw materials for our products that are being manufactured. $50,000 has been repaid to Mr. Smith with an outstanding balance remaining of $50,000.

During the current year through September 30, 2021, a greater than 5% shareholder of the Company has received 2,740,000 shares of common stock of the Company as interest due on an outstanding note.

Charles A. Ross, Jr. serves as the Company’s CEO. Compensation for Mr. Ross was $61,332 and $110,750, respectively for the nine months ended September 30, 2021, and 2020. Mr. Ross received 6,898,242 shares of common stock of the Company during the current year through September 30, 2021.

Doug Grau serves as the Company’s President. Compensation for Mr. Grau was $70,000 and $70,000, respectively for the nine months ended September 30, 2021, and 2020. Mr. Grau received 6,898,241 shares of common stock of the Company during the current year through September 30, 2021. $43,211 is owed to Mr. Grau by the Company as unpaid expense reimbursements and $132,000 is owed to Mr. Grau in unpaid compensation.

NOTE 5 –RELATED PARTY NOTE PAYABLE AND RELATED PARTY TRANSACTIONS

For the year ended December 31, 2016, the Company received loans from its sole officer and director at the time totaling $221,155. The balance at December 31, 2019 was $4,496. During the year ended December 31, 2020, the Company repaid $0 of these loans resulting in a balance at December 31, 2020 of $4,526. These loans are due on demand and carry no interest.

During the year ended December 31, 2018, the Company entered into several convertible debt instruments with stockholders in the amount of $270,000, for a total of $345,000. The Company accrued interest expense on this convertible debt of $41,288, for a total of $113,178 at December 31, 2020. Since public trading of the Company’s Common Stock began in 2018, the Company determined a Beneficial Conversion Discount of $270,000 applied to the 2018 sales the convertible debentures. The discount reduced the liability balance of the debentures to $0 when the debentures were issued and recorded the proceeds of the sale as Additional paid in Capital. The discount will be amortized over the three year term of the debentures. The discounted balance of the convertible debentures at December 31, 2020 was $297,890.

During the year ended December 31, 2016, the Company acquired three vehicles from various related parties and assumed the debt secured by each one of the vehicles. Accordingly, the recorded value for each vehicle is the total debt assumed under each related loan, or a total of $277,886. (See Note 7 – Notes Payable.)

Charles A. Ross, Jr. serves as the Company’s Chief Executive Officer and director. Compensation for Mr. Ross was $180,250 and $200,000, respectively for the years ended December 31, 2020 and 2019. Mr. Ross received a grant of 1,000,000 shares of American Rebel, Inc. Common Stock, valued at $0.50 per share in June 2017, prior to the acquisition. These shares were part of the 6,500,000 shares that Mr. Ross exchanged for Company Common Stock in the acquisition of American Rebel, Inc. completed on June 19, 2017. In September 2019, Mr. Ross received a grant of 2,725,000 shares of Common Stock, valued at $0.30 per share.